Notes Receivable - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013 Receivables	Jun. 30, 2012	Jun. 30, 2013 Receivables	Jun. 30, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of notes receivable	2		2
Interest income	$ 3,052,000	$ 3,021,000	$ 6,103,000	$ 6,175,000
Payment received relating to notes receivables			3,500,000	6,600,000
National Bonds [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	$ 3,100,000	$ 2,900,000	$ 6,100,000	$ 6,100,000